Unaudited interim consolidated statement of changes in equity - EUR (€) € in Thousands		Total	Share capital [member]	Share premium [member]		Other reserves [member] [1]	Accumulated Deficit [Member]
Beginning balance at Dec. 31, 2019		€ (45,619)	€ 48,513	€ 43,349		€ 28,181	€ (74,424)
Share-based payments		1,289				1,289
Total transactions with owners, recognized directly in equity		1,289				1,289
Loss for the period		(16,597)					(16,597)
Currency Translation differences		7				7
Remeasurements of defined benefit obligation		0
Total comprehensive loss for the period		(16,590)				7	(16,597)
Ending balance at Jun. 30, 2020		30,318	48,513	43,349		29,477	(91,021)
Share-based payments		1,493				1,493
Total transactions with owners, recognized directly in equity		1,493				1,493
Loss for the period		(607)					(607)
Currency Translation differences		(12)				(12)
Remeasurements of defined benefit obligation		(197)					(197)
Total comprehensive loss for the period		(816)				(12)	(804)
Ending balance at Dec. 31, 2020		30,994	48,513	43,349		30,958	(91,826)
Capital increase		8,060	5,400	2,660
Transaction costs associated with capital increases		(443)		(443)
Share-based payments		1,090				1,090
Total transactions with owners, recognized directly in equity		8,707	5,400	2,217		1,090
Loss for the period		(14,854)					(14,854)
Reduction of share premium by absorption of losses	[2]			(43,349)			43,349
Currency Translation differences		14				14
Remeasurements of defined benefit obligation		0
Total comprehensive loss for the period		(14,840)		(43,349)		14	28,495
Ending balance at Jun. 30, 2021		€ 24,861	€ 53,913	€ 2,217	[3]	€ 32,062	€ (63,331)	[3]

[1]	Other reserves includes Share-base payment reserve, Other equity reserve from conversion of convertible loan in 2013 and Currency Translation Difference.
[2]	During the extraordinary shareholders meeting in May 2021, the shareholders, in accordance with Belgian Company Law, approved to absorb approximately €43.3 million of the accounting losses into the share premium. As a result, the “Accumulated Deficit” has been reduced by cumulative amount of €43.3 million in the six months period ended June 30, 2021 (€215.6 million of reclass from inception to June 30, 2021) against “Share Premium”. The absorption of the accumulated deficit into share premium has no impact on the total equity, comprehensive income (loss), assets (including cash) nor liabilities.
[3]	Includes cumulative reclass of €215.6 million of losses from accumulated deficit to the share premium, refer to the footnote 4.